EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Partnership Units [Line Items]
Limited partners	$ 4,173	$ 2,167	$ 4,491
Total distributions	$ 878	$ 1,244	$ 1,266
Per unit (in dollars per share)	$ 1.05	$ 1.33	$ 1.32
Limited partners
Schedule of Partnership Units [Line Items]
Limited partners	$ 358	$ 583	$ 573
Redeemable/ exchangeable and special limited partnership units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Limited partners	504	587	580
Total distributions	499	581	574
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	5	6	6
Exchange LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	1	4	4
FV LTIP of the Operating Partnership | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	2	2	1
BPR | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	$ 13	$ 68	$ 108